[CHAPMAN AND CUTLER LETTERHEAD]

March 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Amplify ETF Trust
(Registration Nos. 333-207937 and 811-23108)

Ladies and Gentlemen:

On behalf of the Amplify ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Amplify Online Retail ETF, Amplify YieldShares CWP Dividend & Option Income ETF, Amplify YieldShares Oil-Hedged MLP Income ETF and Amplify YieldShares Senior Loan and Income ETF, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 53, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 28, 2018.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney